THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL
EQUITY MASTER FUND
SEPTEMBER 30, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 94.2%

	Shares	Value
AUSTRALIA — 1.6%
Adbri Ltd	966,590	$2,224,153
National Australia Bank Ltd	226,655	4,484,879

		6,709,032

BRAZIL — 2.9%
Ambev SA ADR	2,665,300	7,356,228
Banco Bradesco SA ADR	1,337,872	5,124,050

		12,480,278

CANADA — 3.4%
Alimentation Couche-Tard, Cl B	103,100	3,943,818
Bank of Nova Scotia	83,787	5,156,123
Saputo Inc	131,000	3,330,710
Stella-Jones	59,300	1,996,405

		14,427,056

CHINA — 0.3%
Alibaba Group Holding *	77,800	1,437,180

DENMARK — 0.5%
Bakkafrost P	26,344	2,181,050

FINLAND — 1.4%
Nokian Renkaat OYJ	173,042	6,181,152

FRANCE — 3.5%
Air Liquide SA	45,480	7,297,422
TotalEnergies	157,425	7,515,148

		14,812,570

GERMANY — 8.9%
BASF SE	121,320	9,231,827
Bayerische Motoren Werke	86,516	8,339,863
Fresenius Medical Care & KGaA	109,670	7,713,361
Henkel & KGaA	103,700	8,934,063
SAP SE	27,480	3,721,279

		37,940,393

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL
EQUITY MASTER FUND
SEPTEMBER 30, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
HONG KONG — 6.6%
AIA Group Ltd	790,200	$9,130,970
Hongkong Land Holdings Ltd	759,700	3,636,215
Jardine Matheson Holdings Ltd	144,700	7,621,256
Johnson Electric Holdings	917,823	1,954,627
Television Broadcasts Ltd	779,800	614,997
Xinyi Glass Holdings Ltd	484,000	1,445,467
Yue Yuen Industrial Holdings	1,769,376	3,576,996

		27,980,528

IRELAND — 3.3%
CRH PLC	194,926	9,088,294
Ryanair Holdings PLC ADR *	43,700	4,809,622

		13,897,916

ISREAL — 0.3%
Check Point Software Technologies Ltd *	10,000	1,130,400

ITALY — 1.3%
Freni Brembo	429,158	5,407,289

JAPAN — 12.6%
Ain Holdings	62,500	3,889,978
Denso Corp	150,700	9,826,796
FANUC Corp	12,000	2,614,162
Koito Manufacturing	47,400	2,833,625
Komatsu Ltd	116,600	2,791,162
Kubota Corp	259,800	5,526,177
Nihon Kohden Corp	137,500	4,669,326
Nitto Denko Corp	108,900	7,721,129
Omron Corp	42,339	4,180,161
Toyota Motor Corp	523,500	9,269,359

		53,321,875

NETHERLANDS — 3.8%
Boskalis Westminster	239,291	7,242,001
Koninklijke Vopak	58,590	2,308,354
SBM Offshore	371,472	6,623,757

		16,174,112

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL
EQUITY MASTER FUND
SEPTEMBER 30, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
NORWAY — 2.5%
TGS NOPEC Geophysical	367,210	$3,893,882
Yara International ASA	134,140	6,662,351

		10,556,233

PANAMA — 1.5%
Copa Holdings SA, Cl A *	77,400	6,298,812

SINGAPORE — 5.3%
SATS Ltd	709,700	2,159,308
Sembcorp Industries Ltd	3,107,100	4,166,242
Singapore Telecommunications	3,240,825	5,837,626
United Overseas Bank Ltd	445,030	8,401,286
Venture Corp	147,700	1,944,712

		22,509,174

SOUTH AFRICA — 1.0%
Tiger Brands Ltd	328,020	4,072,768

SOUTH KOREA — 2.1%
Samsung Electronics GDR	5,742	8,955,645

SWITZERLAND — 6.7%
Cie Financiere Richemont, Cl A	87,160	9,038,387
Holcim	150,030	7,238,996
Novartis	81,490	6,667,376
Swatch Group	20,810	5,448,591

		28,393,350

UNITED KINGDOM — 24.7%
Anglo American PLC	222,753	7,849,772
Berkeley Group Holdings	130,906	7,651,837
BHP Group PLC	255,770	6,469,886
Carnival PLC *	178,342	4,024,027
Diageo PLC	74,360	3,601,066
Electrocomponents PLC	232,713	3,368,777
HSBC Holdings PLC	1,111,603	5,778,388
IMI PLC	433,730	9,677,014
Johnson Matthey PLC	171,090	6,166,666
Lloyds Banking Group PLC	9,223,950	5,740,486

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL
EQUITY MASTER FUND
SEPTEMBER 30, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
Royal Dutch Shell PLC, Cl B	239,636	$5,284,606
Smiths Group PLC	491,690	9,520,625
Spectris PLC	119,590	6,229,692
Travis Perkins	390,005	8,060,823
Victrex PLC	202,715	6,477,321
Weir Group PLC	326,540	7,399,705
Wickes Group	437,011	1,355,074

		104,655,765

TOTAL COMMON STOCK (Cost $349,754,740)		399,522,578

PREFERRED STOCK — 1.8%

	Shares	Value
GERMANY — 1.8%
FUCHS PETROLUB (A)	105,940	4,957,622
Jungheinrich AG (A)	53,170	2,472,791

		7,430,413

TOTAL PREFERRED STOCK (Cost $5,428,744)		7,430,413

TOTAL INVESTMENTS— 96.0% (Cost $355,183,484)		$406,952,991

Percentages are based on Net Assets of $424,126,231.

*	Non-income producing security.
(A)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

LTD — Limited

PLC — Public Limited Company

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL
EQUITY MASTER FUND
SEPTEMBER 30, 2021 (Unaudited)

As of September 30, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended September 30, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

SIM-QH-001-0200

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL
EQUITY FUND
SEPTEMBER 30, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS

	Shares	Value

TOTAL INVESTMENTS— 94.8%

MASTER FUND— 94.8%
Sprucegrove International Equity Master Fund
(Cost $1,052,739)	12,610	$1,029,990

Percentages are based on Net Assets of $1,086,012.

As of September 30, 2021, all of the Fund’s investments in the Master Fund are valued at Net Asset Value.

For the period ended September 30, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

SIM-QH-001-0200